Goodwill and Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands				12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023
Indefinite-lived Intangible Assets [Line Items]
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]				Net Carrying Amount	Net Carrying Amount
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization				$ 0	$ (1,242)
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]				Net Carrying Amount	Net Carrying Amount
Finite lived intangible assets				$ 0
Gross Carrying Amount				2,900	$ 14,211
Impairment				0	(10,069)
Net Carrying Amount				2,900	2,900
Licenses
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount					611
Impairment		$ (110,000)	$ (131,300)		(611)
Net Carrying Amount					0
Trademarks / trade names
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount				2,900	8,000
Impairment	$ (3,700)	$ (5,000)	$ (26,500)	0	(5,100)
Net Carrying Amount				$ 2,900	$ 2,900
Technology
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)					5 years
Gross Carrying Amount					$ 5,600
Accumulated Amortization					(1,242)
Impairment	(3,100)				(4,358)
Finite lived intangible assets					$ 0
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)					8 years 4 months 24 days
Gross Carrying Amount					$ 0
Accumulated Amortization					0
Impairment	$ (16,600)				0
Finite lived intangible assets					$ 0